VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
VARIABLE INTEREST ENTITIES
Schedule of financial information of VIE subsidiaries included in consolidated financial statements with intercompany balances and transactions eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	US$
			(Note 3)
Total assets	10,357,329	28,596,733	4,487,451
Total liabilities	313,608,879	282,163,247	44,277,571

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				(Note 3)
Net revenues	182,119	625,488	1,278,918	200,690
Net loss	(51,667,515)	(52,410,094)	(23,621,808)	(3,706,777)